UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                              PUSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


--------------------------------------------------------------------------------

         1.       Name and address of issuer:

                  Capital Value Funds, Inc.
                  2203 Grand Avenue
                  Des Moines, Iowa 50312-5338

--------------------------------------------------------------------------------
         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)


--------------------------------------------------------------------------------
         3.       Investment Company Act File Number:
                  811-7334

                  Securities Act File Number:
                  33-54202

--------------------------------------------------------------------------------
         4(a).    Last day of fiscal year for which this Form is filed:
                  February 18, 1998

--------------------------------------------------------------------------------
         4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

                   X
         NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
         4 (c ). Check box if this is the last time the Issuer will be filing this Form.

                   X

--------------------------------------------------------------------------------
         5. Calculation of registration fee:

                  (i)    Aggregate sale price of securities
                         sold during the fiscal year pursuant
                        to section 24(f):                            $14,694,753
                                                                  --------------

                  (ii)   Aggregate  price of securities
                         redeemed or repurchased
                         during the fiscal year:     $63,703,222
                                                  --------------

                  (iii)  Aggregate price of securities
                         redeemed or repurchased
                         during any prior fiscal
                         year ending no earlier
                         than October 11, 1995
                         that were not previously
                         used to reduce registration
                         fees payable to
                         the Commission:             $13,865,828
                                                  --------------
                  (iv)   Total available redemption credits
                         [add Items 5 (ii) and 5 (iii)]          -   $77,569,050
                                                                 ---------------

                  (v)    Net sales - if Item  5(i) is
                         greater than Item 5(iv)
                         [subtract Item 5(iv) from
                         Item 5(i)]:                                          $0
                                                                 ---------------

                  (vi)   Redemption credits available
                         for use in future years--
                         if Item 5(i) is less
                         than Item 5(iv)]
                         subtract Item 5(iv)
                         from Item 5(i):                    $( 0)
                                                  ---------------

                  (vii)  Multiplier for determining
                         registration fee (See
                         Instruction C.9):                       X        1/3300
                                                                 ---------------

                  (viii) Registration fee due
                         [multiply Item 5(v)
                         by Item 5(vii)]
                         (enter "0" if no fee is due):           $             0
                                                                 ---------------

--------------------------------------------------------------------------------
         6.       Prepaid Shares

                  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here:__0______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__0___.

--------------------------------------------------------------------------------
         7. Interest due -- if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                               +$              0
                                                               -----------------

--------------------------------------------------------------------------------
         8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$              0
                                                               =================

--------------------------------------------------------------------------------
         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                  Not Applicable

                         Method of Delivery:

                         Wire Transfer
--------------------------------------------------------------------------------



                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)1 _\s\_Ruth Prochaska,_Secretary_________

         Date June 16, 1998